Deferred revenue (Details) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2023	May 31, 2022
Deferred Revenue
Deferred revenue, beginning	$ 2,485
Accretion of deferred revenue	364
Transaction costs expensed	15
Revenue recognized	(1,485)
Deferred revenue, ending	$ 1,379